Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Sep-14
Date of Report:	15-Oct-14

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.00%	Fixed

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$1,515,000,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$7,603,700,000

Total Covered Bond Outstanding			$9,118,700,000

Total Outstanding OSFI Covered Bond Limit			22,634,480,000

Weighted average maturity of Outstanding Covered Bonds (months)			55.20
Weighted average remaining term of Loans in Cover Pool (months)			26.22

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of CBL1. The Coupon Rate specified for CBL1 applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of CBL1 is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms dated 2 May 2014.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA	Bank of Montreal
Provider
Standby Bank Account and	Royal Bank of Canada
Standby GDA Provider
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - September 2014	1 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Sep-14
Date of Report:	15-Oct-14

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:
	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test
(Applicable to Hard Bullet Covered Bonds)

Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:        Nil

BMO Covered Bond Program	Monthly Investor Report - September 2014	2 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Sep-14
Date of Report:	15-Oct-14

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$1,515,000,000

A (1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$6,192,773,710		A (i)		6,623,287,390
B = Principal receipts not applied	-		A (ii)		6,192,773,710
C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-

Total: A + B + C + D + E - F	$6,192,773,710

Asset Coverage Test Pass/Fail	Pass
(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$1,556,086,800

A = Lesser of i) Present value of outstanding loan balance of Performing	6,668,723,720
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments			A (i)		6,668,723,720
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		11,487,187,455
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$6,668,723,720

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.90%
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$1,620,412,341
Demand Loan	5,226,951,059

Total	$6,847,363,400

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
September 30, 2014	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	232,090,414	267,134,298
Proceeds for sale of Loans
Revenue Receipts	20,098,951	18,243,029
Swap Receipts	5,630,936	5,896,743
Cash Capital Contribution	-	-
Advances of Intercompany Loans
Guarantee Fee
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(10,809,085)	(11,213,926)
Intercompany Loan principal	(272,457,000)	(262,899,900)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(102)	(102)
Profit Distribution to Partners	-	-

Net inflows/(outflows)	(25,445,886)	17,160,141

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	6,853,835,841
Aggregate Outstanding Balance	$6,625,731,294
Number of Loans	33,693
Average Loan Size	$196,650
Number of Primary Borrowers	32,871
Number of Properties	33,693

	Original (2)		Indexed (1)
Weighted Average Current Loan to Value (LTV)	62.14%		55.11%
Weighted Average Authorized LTV	69.76%		61.58%
Weighted Average Original LTV	69.76%
Weighted Average Seasoning	28.94	(Months)
Weighted Average Coupon	3.12%
Weighted Average Original Term	55.16	(Months)
Weighted Average Remaining Term	26.22	(Months)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Covered Bond Program	Monthly Investor Report - September 2014	3 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Sep-14
Date of Report:	15-Oct-14

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	33,656	99.89	$6,619,500,953	99.91
30 - 59 days past due	10	0.03	$2,223,590	0.03
60 - 89 days past due	9	0.03	$1,562,847	0.02
90 or more days past due	18	0.05	$2,443,904	0.04

Grand Total	33,693	100.00	$6,625,731,294	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage

Alberta	3,916	11.62	$876,304,159	13.23
British Columbia	3,884	11.53	$949,116,169	14.32
Manitoba	597	1.77	$90,593,151	1.37
New Brunswick	669	1.99	$77,266,968	1.17
Newfoundland	858	2.55	$128,977,607	1.95
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,174	3.48	$181,933,852	2.75
Ontario	14,346	42.58	$2,937,065,969	44.33
Prince Edward Island	222	0.66	$28,902,481	0.44
Quebec	7,363	21.85	$1,240,249,864	18.72
Saskatchewan	664	1.97	$115,321,075	1.74
Yukon Territories	-	-	$-	-

Grand Total	33,693	100.00	$6,625,731,294	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage

Less than 600 or Unavailable	765	2.27	$134,440,047	2.03
600 - 650	1,228	3.64	$263,133,780	3.97
651 - 700	3,598	10.68	$795,532,917	12.01
701 - 750	7,490	22.23	$1,630,592,915	24.61
751 - 800	13,464	39.96	$2,650,622,754	40.00
801 and Above	7,148	21.22	$1,151,408,880	17.38

Grand Total	33,693	100.00	$6,625,731,294	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage

Fixed	30,496	90.51	$5,893,546,552	88.95
Variable	3,197	9.49	$732,184,743	11.05

Grand Total	33,693	100.00	$6,625,731,294	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	33,693	100.00	$6,625,731,294	100.00

Grand Total	33,693	100.00	$6,625,731,294	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	28,213	83.74	$5,408,609,569	81.63
Non-Owner Occupied	5,480	16.26	$1,217,121,725	18.37

Grand Total	33,693	100.00	$6,625,731,294	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	31,698	94.08	$6,371,055,929	96.16
4.00 - 4.49	1,542	4.58	$196,068,487	2.96
4.50 - 4.99	320	0.95	$41,258,266	0.62
5.00 - 5.49	102	0.30	$14,466,507	0.22
5.50 - 5.99	23	0.07	$1,988,518	0.03
6.00 - 6.49	7	0.02	$853,960	0.01
6.50 - 6.99	1	0.00	$39,626	0.00
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	33,693	100.00	$6,625,731,294	100.00

BMO Covered Bond Program	Monthly Investor Report - September 2014	4 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Sep-14
Date of Report:	15-Oct-14

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	3,814	11.32	$249,625,667	3.77
20.01 - 25.00	1,753	5.20	$184,901,708	2.79
25.01 - 30.00	1,876	5.57	$235,538,327	3.55
30.01 - 35.00	2,007	5.96	$296,224,169	4.47
35.01 - 40.00	1,906	5.66	$317,863,854	4.80
40.01 - 45.00	1,941	5.76	$350,682,433	5.29
45.01 - 50.00	2,069	6.14	$424,073,249	6.40
50.01 - 55.00	2,279	6.76	$530,453,461	8.01
55.01 - 60.00	2,590	7.69	$658,526,068	9.94
60.01 - 65.00	3,621	10.75	$929,764,179	14.03
65.01 - 70.00	5,981	17.75	$1,501,440,435	22.66
70.01 - 75.00	3,617	10.74	$883,227,226	13.33
75.01 - 80.00	239	0.71	$63,410,518	0.96
80.01 and Above	-	-	$-	-

Grand Total	33,693	100.00	6,625,731,294	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	6,461	19.18	$1,163,352,394	17.56
12 - 17	4,887	14.50	$829,216,657	12.52
18 - 24	2,896	8.60	$589,960,641	8.90
25 - 30	2,620	7.78	$476,666,131	7.19
31 - 36	9,163	27.20	$1,956,282,700	29.53
37 - 42	7,246	21.51	$1,541,389,824	23.26
43 - 48	420	1.25	$68,862,947	1.04
49 - 54	-	-	$-	-
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	33,693	100.00	$6,625,731,294	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	8,330	24.72	$531,462,605	8.02
100,000 - 199,999	12,532	37.19	$1,865,496,659	28.16
200,000 - 299,999	7,571	22.47	$1,846,820,382	27.87
300,000 - 399,999	2,968	8.81	$1,013,283,371	15.29
400,000 - 499,999	1,140	3.38	$505,268,379	7.63
500,000 - 599,999	513	1.52	$278,145,549	4.20
600,000 - 699,999	234	0.69	$150,043,889	2.26
700,000 - 799,999	125	0.37	$93,113,097	1.41
800,000 - 899,999	64	0.19	$54,171,118	0.82
900,000 - 999,999	49	0.15	$45,741,633	0.69
1,000,000 - 1,499,999	109	0.32	$129,992,138	1.96
1,500,000 - 2,000,000	38	0.11	$65,094,359	0.98
2,000,000 - 3,000,000	20	0.06	$47,098,116	0.71
3,000,000 and Above	-	-	$-	-

	33,693	100.00	$6,625,731,294	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	5,485	16.28	$963,808,762	14.55
Multi-Residential	1,816	5.39	$425,160,692	6.42
Single Family	24,385	72.37	$4,852,364,755	73.24
Townhouse	2,007	5.96	$384,397,085	5.80

Grand Total	33,693	100.00	6,625,731,294	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$26,904,575	$-	$-	$-	$26,904,575
	20.01 - 25	$21,901,287	$-	$-	$-	$21,901,287
	25.01 - 30	$25,730,382	$-	$-	$-	$25,730,382
	30.01 - 35	$32,637,995	$-	$-	$-	$32,637,995
	35.01 - 40	$41,230,624	$-	$-	$-	$41,230,624
	40.01 - 45	$41,392,583	$-	$-	$-	$41,392,583
	45.01 - 50	$55,805,874	$-	$-	$-	$55,805,874
	50.01 - 55	$79,410,859	$-	$199,117	$-	$79,609,976
	55.01 - 60	$106,774,099	$-	$-	$-	$106,774,099
	60.01 - 65	$163,651,835	$141,681	$-	$-	$163,793,516
	65.01 - 70	$221,636,184	$-	$-	$-	$221,636,184
	70.01 - 75	$58,887,065	$-	$-	$-	$58,887,065
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		875,963,361	141,681	199,117	-	876,304,159

BMO Covered Bond Program	Monthly Investor Report - September 2014	5 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Sep-14
Date of Report:	15-Oct-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia	20.00 and Below	$49,812,954	$-	$-	$77,829	$49,890,783
	20.01 - 25	$34,167,038	$-	$-	$-	$34,167,038
	25.01 - 30	$41,001,075	$-	$-	$-	$41,001,075
	30.01 - 35	$48,212,085	$-	$-	$-	$48,212,085
	35.01 - 40	$47,421,510	$-	$267,070	$210,343	$47,898,923
	40.01 - 45	$51,786,442	$-	$-	$-	$51,786,442
	45.01 - 50	$71,859,509	$-	$-	$-	$71,859,509
	50.01 - 55	$87,074,260	$-	$-	$-	$87,074,260
	55.01 - 60	$87,855,787	$-	$-	$-	$87,855,787
	60.01 - 65	$112,348,776	$-	$-	$-	$112,348,776
	65.01 - 70	$144,883,012	$-	$-	$-	$144,883,012
	70.01 - 75	$161,216,597	$515,496	$-	$-	$161,732,093
	75.01 - 80	$10,406,385	$-	$-	$-	$10,406,385
	80.01 and Above	$-	$-	$-	$-	$-

		948,045,431	515,496	267,070	288,172	949,116,169

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba	20.00 and Below	$3,173,740	$-	$-	$-	$3,173,740
	20.01 - 25	$2,467,092	$-	$-	$-	$2,467,092
	25.01 - 30	$4,550,000	$-	$-	$-	$4,550,000
	30.01 - 35	$3,530,327	$-	$-	$-	$3,530,327
	35.01 - 40	$3,203,830	$-	$-	$-	$3,203,830
	40.01 - 45	$4,247,255	$-	$-	$-	$4,247,255
	45.01 - 50	$5,386,890	$-	$-	$-	$5,386,890
	50.01 - 55	$8,062,196	$-	$-	$-	$8,062,196
	55.01 - 60	$6,942,139	$-	$-	$-	$6,942,139
	60.01 - 65	$8,566,866	$-	$68,618	$-	$8,635,484
	65.01 - 70	$16,011,716	$-	$-	$-	$16,011,716
	70.01 - 75	$24,382,482	$-	$-	$-	$24,382,482
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		90,524,533	-	68,618	-	90,593,151

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick	20.00 and Below	$2,896,792	$-	$-	$-	$2,896,792
	20.01 - 25	$2,107,197	$-	$-	$-	$2,107,197
	25.01 - 30	$2,361,234	$-	$-	$-	$2,361,234
	30.01 - 35	$2,462,129	$-	$-	$-	$2,462,129
	35.01 - 40	$3,285,403	$-	$-	$51,782	$3,337,186
	40.01 - 45	$4,218,622	$-	$-	$-	$4,218,622
	45.01 - 50	$5,137,383	$-	$-	$-	$5,137,383
	50.01 - 55	$5,149,022	$-	$-	$-	$5,149,022
	55.01 - 60	$6,150,341	$-	$-	$-	$6,150,341
	60.01 - 65	$11,066,360	$-	$-	$-	$11,066,360
	65.01 - 70	$24,765,086	$-	$-	$-	$24,765,086
	70.01 - 75	$7,615,617	$-	$-	$-	$7,615,617
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		77,215,186	-	-	51,782	77,266,968

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland	20.00 and Below	$2,040,152	$-	$-	$-	$2,040,152
	20.01 - 25	$1,758,921	$-	$-	$-	$1,758,921
	25.01 - 30	$2,951,937	$-	$-	$-	$2,951,937
	30.01 - 35	$2,909,363	$-	$-	$-	$2,909,363
	35.01 - 40	$4,095,015	$-	$-	$-	$4,095,015
	40.01 - 45	$4,501,115	$-	$-	$-	$4,501,115
	45.01 - 50	$5,225,724	$-	$-	$-	$5,225,724
	50.01 - 55	$10,825,759	$-	$-	$-	$10,825,759
	55.01 - 60	$8,075,277	$-	$-	$-	$8,075,277
	60.01 - 65	$15,116,409	$-	$-	$-	$15,116,409
	65.01 - 70	$50,869,436	$-	$-	$-	$50,869,436
	70.01 - 75	$20,608,500	$-	$-	$-	$20,608,500
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		128,977,607	-	-	-	128,977,607

BMO Covered Bond Program	Monthly Investor Report - September 2014	6 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Sep-14
Date of Report:	15-Oct-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia	20.00 and Below	$3,630,587	$-	$-	$-	$3,630,587
	20.01 - 25	$3,697,647	$-	$-	$-	$3,697,647
	25.01 - 30	$5,111,787	$-	$-	$-	$5,111,787
	30.01 - 35	$5,462,825	$-	$-	$-	$5,462,825
	35.01 - 40	$7,354,613	$-	$-	$-	$7,354,613
	40.01 - 45	$7,925,442	$-	$-	$-	$7,925,442
	45.01 - 50	$7,687,329	$-	$-	$-	$7,687,329
	50.01 - 55	$12,449,067	$-	$-	$69,801	$12,518,867
	55.01 - 60	$11,080,219	$-	$-	$-	$11,080,219
	60.01 - 65	$18,054,776	$-	$-	$-	$18,054,776
	65.01 - 70	$40,350,524	$-	$-	$-	$40,350,524
	70.01 - 75	$40,286,992	$-	$-	$-	$40,286,992
	75.01 - 80	$18,772,244	$-	$-	$-	$18,772,244
	80.01 and Above	$-	$-	$-	$-	$-

		181,864,051	-	-	69,801	181,933,852

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario	20.00 and Below	$122,796,129	$-	$-	$33,685	$122,829,814
	20.01 - 25	$89,936,392	$-	$-	$-	$89,936,392
	25.01 - 30	$117,065,234	$-	$-	$-	$117,065,234
	30.01 - 35	$150,614,864	$-	$-	$-	$150,614,864
	35.01 - 40	$157,403,468	$-	$-	$-	$157,403,468
	40.01 - 45	$168,091,022	$-	$-	$67,408	$168,158,430
	45.01 - 50	$201,054,040	$-	$-	$-	$201,054,040
	50.01 - 55	$241,161,591	$-	$-	$-	$241,161,591
	55.01 - 60	$319,333,865	$459,404	$42,050	$-	$319,835,319
	60.01 - 65	$447,972,948	$-	$-	$-	$447,972,948
	65.01 - 70	$756,061,361	$-	$-	$206,914	$756,268,275
	70.01 - 75	$160,573,969	$-	$-	$335,921	$160,909,890
	75.01 - 80	$3,855,705	$-	$-	$-	$3,855,705
	80.01 and Above	$-	$-	$-	$-	$-

		2,935,920,587	459,404	42,050	643,928	2,937,065,969

BMO Covered Bond Program	Monthly Investor Report - September 2014	7 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Sep-14
Date of Report:	15-Oct-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island	20.00 and Below	$651,651	$-	$-	$-	$651,651
	20.01 - 25	$849,708	$-	$-	$-	$849,708
	25.01 - 30	$380,591	$-	$-	$-	$380,591
	30.01 - 35	$763,288	$-	$-	$-	$763,288
	35.01 - 40	$927,164	$-	$-	$-	$927,164
	40.01 - 45	$1,690,070	$-	$-	$-	$1,690,070
	45.01 - 50	$761,750	$-	$-	$-	$761,750
	50.01 - 55	$1,594,844	$-	$-	$-	$1,594,844
	55.01 - 60	$3,290,512	$-	$-	$-	$3,290,512
	60.01 - 65	$4,760,506	$-	$-	$-	$4,760,506
	65.01 - 70	$9,045,557	$-	$-	$-	$9,045,557
	70.01 - 75	$4,186,840	$-	$-	$-	$4,186,840
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		28,902,481	-	-	-	28,902,481

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec	20.00 and Below	$34,880,731	$-	$-	$-	$34,880,731
	20.01 - 25	$26,716,287	$58,167	$-	$63,147	$26,837,601
	25.01 - 30	$33,088,795	$94,272	$-	$-	$33,183,068
	30.01 - 35	$46,112,792	$176,224	$51,609	$-	$46,340,624
	35.01 - 40	$46,601,486	$-	$-	$-	$46,601,486
	40.01 - 45	$61,013,679	$-	$-	$-	$61,013,679
	45.01 - 50	$61,686,960	$155,069	$136,261	$87,217	$62,065,506
	50.01 - 55	$73,514,774	$-	$-	$160,426	$73,675,200
	55.01 - 60	$98,079,556	$-	$-	$150,224	$98,229,780
	60.01 - 65	$132,474,536	$-	$188,014	$377,023	$133,039,573
	65.01 - 70	$204,889,727	$351,313	$-	$-	$205,241,040
	70.01 - 75	$388,493,428	$271,965	$-	$-	$388,765,392
	75.01 - 80	$29,824,000	$-	$-	$552,184	$30,376,184
	80.01 and Above	$-	$-	$-	$-	$-

		1,237,376,751	1,107,009	375,884	1,390,221	1,240,249,864

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan	20.00 and Below	$2,726,842	$-	$-	$-	$2,726,842
	20.01 - 25	$1,178,827	$-	$-	$-	$1,178,827
	25.01 - 30	$3,203,021	$-	$-	$-	$3,203,021
	30.01 - 35	$3,290,669	$-	$-	$-	$3,290,669
	35.01 - 40	$5,811,545	$-	$-	$-	$5,811,545
	40.01 - 45	$5,748,795	$-	$-	$-	$5,748,795
	45.01 - 50	$9,089,244	$-	$-	$-	$9,089,244
	50.01 - 55	$10,781,746	$-	$-	$-	$10,781,746
	55.01 - 60	$10,292,595	$-	$-	$-	$10,292,595
	60.01 - 65	$14,585,126	$-	$390,706	$-	$14,975,832
	65.01 - 70	$32,369,604	$-	$-	$-	$32,369,604
	70.01 - 75	$15,632,951	$-	$219,403	$-	$15,852,355
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		114,710,965	-	610,109	-	115,321,075

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - September 2014	8 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Sep-14
Date of Report:	15-Oct-14

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$5,987,609	$4,761,205	$13,593,401	$31,542,937	$100,987,114	$92,753,402	$249,625,667
20.01 - 25	$3,102,383	$3,924,542	$12,286,738	$29,407,925	$80,935,017	$55,245,104	$184,901,708
25.01 - 30	$5,053,076	$6,669,429	$19,663,360	$41,881,505	$91,416,776	$70,854,181	$235,538,327
30.01 - 35	$7,189,481	$10,954,964	$28,973,261	$50,420,893	$116,500,773	$82,184,798	$296,224,169
35.01 - 40	$8,781,493	$12,403,369	$29,846,556	$63,745,584	$128,278,736	$74,808,116	$317,863,854
40.01 - 45	$8,993,049	$11,436,749	$33,781,017	$69,822,279	$141,463,221	$85,186,117	$350,682,433
45.01 - 50	$8,881,885	$21,437,448	$45,014,940	$101,366,721	$166,414,980	$80,957,276	$424,073,249
50.01 - 55	$18,197,959	$25,779,146	$56,258,429	$128,035,782	$217,351,169	$84,830,975	$530,453,461
55.01 - 60	$22,267,295	$36,020,254	$82,767,486	$167,733,992	$250,726,208	$99,010,834	$658,526,068
60.01 - 65	$18,483,902	$37,982,826	$125,421,424	$230,387,006	$383,898,559	$133,590,461	$929,764,179
65.01 - 70	$17,775,596	$52,664,785	$204,644,943	$424,935,836	$609,366,177	$192,053,099	$1,501,440,435
70.01 - 75	$9,133,112	$34,321,858	$134,569,974	$269,866,130	$342,046,469	$93,289,683	$883,227,226
75.01 - 80	$593,207	$4,777,206	$8,711,390	$21,446,325	$21,237,555	$6,644,834	$63,410,518
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$134,440,047	$263,133,780	$795,532,917	$1,630,592,915	$2,650,622,754	$1,151,408,880	$6,625,731,294

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - September 2014	9 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Sep-14
Date of Report:	15-Oct-14

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet - National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.

BMO Covered Bond Program	Monthly Investor Report - September 2014	10 of 10